ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2015
ENTITY-WIDE DISCLOSURES [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2015	2014	2013

North America	$36,236	$25,993	$17,529
Europe	7,795	6,085	4,322
Far East	1,930	1,532	1,774
Israel	662	817	761
Other	1,545	1,225	811

	$48,168	$35,652	$25,197